Organization And Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Group's Major Subsidiaries

As of December 31, 2025, the Group’s major subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Dingdong Fresh Holding Limited (“Dingdong Fresh BVI”)	100%	October 30, 2018	British Virgin Islands (“BVI”)	Investment holding
Dingdong Fresh (Hong Kong) Limited (“Dingdong HK”)	100%	January 4, 2019	Hong Kong	Investment holding
Baqianlilu (Wuxi) Network Technology Co., Ltd.	100%	May 9, 2020	PRC	E-commerce
Shanghai 100me Internet Technology Co., Ltd. (“Shanghai 100me”)	100%	March 26, 2014	PRC	E-commerce
Yihengyishu (Shanghai) E-Commerce Co., Ltd.	100%	April 12, 2017	PRC	E-commerce
Chizhiyiheng (Shanghai) E-commerce Co., Ltd.(“Chizhiyiheng Shanghai”)	100%	July 18, 2018	PRC	E-commerce
Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd.	100%	January 4, 2019	PRC	E-commerce
Shishishun (Shenzhen) E-commerce Co., Ltd.	100%	July 12, 2019	PRC	E-commerce
Shishishun (Jiangsu) E-Commerce Co., Ltd.	100%	September 18, 2019	PRC	E-commerce
Chao Lizhi (Jiangsu) E-Commerce Co., Ltd.	100%	November 14, 2019	PRC	E-commerce
Beijing Bujiangjiu E-Commerce Co., Ltd.	100%	February 28, 2020	PRC	E-commerce
Shanghai Yushengbaigu Food Co., Ltd.	91.67%	October 21, 2020	PRC	Production of private label products
Chizhiyiheng (Nanjing) Supply Chain Co., Ltd.	100%	August 30, 2021	PRC	E-commerce